AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

Portfolio of Investments

September 30, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.0%
Information Technology – 27.8%
Electronic Equipment, Instruments & Components – 4.4%
Allegro MicroSystems, Inc.(a)	29,631	$947,007
Littelfuse, Inc.	3,990	1,090,347
Novanta, Inc.(a)	8,520	1,316,340
Shoals Technologies Group, Inc.(a)	19,556	545,221

		3,898,915

IT Services – 3.5%
BigCommerce Holdings, Inc.(a) (b)	14,339	726,127
Digitalocean Holdings, Inc.(a)	9,220	715,749
Shift4 Payments, Inc. - Class A(a)	12,153	942,100
Switch, Inc. - Class A	29,540	750,021

		3,133,997

Semiconductors & Semiconductor Equipment – 8.8%
Ambarella, Inc.(a)	8,680	1,351,823
Lattice Semiconductor Corp.(a)	23,986	1,550,695
MACOM Technology Solutions Holdings, Inc.(a)	19,680	1,276,641
Semtech Corp.(a)	17,510	1,365,255
Silicon Laboratories, Inc.(a)	5,154	722,385
Synaptics, Inc.(a)	8,415	1,512,428

		7,779,227

Software – 11.1%
Amplitude, Inc.(a)	7,414	402,877
Anaplan, Inc.(a)	8,009	487,668
Blackline, Inc.(a)	11,800	1,393,108
Duck Creek Technologies, Inc.(a)	23,615	1,044,728
Everbridge, Inc.(a)	7,510	1,134,310
Manhattan Associates, Inc.(a)	8,058	1,233,116
Rapid7, Inc.(a)	10,942	1,236,665
Riskified Ltd.(a)	21,605	492,810
Smartsheet, Inc. - Class A(a)	13,638	938,567
Varonis Systems, Inc.(a)	22,925	1,394,986

		9,758,835

		24,570,974

Health Care – 23.5%
Biotechnology – 13.4%
ADC Therapeutics SA(a)	14,013	380,593
Allakos, Inc.(a)	5,998	635,008
Allogene Therapeutics, Inc.(a)	16,551	425,361
Annexon, Inc.(a)	16,015	298,039
Ascendis Pharma A/S (Sponsored ADR)(a)	2,887	460,159
Beyondspring, Inc.(a)	18,722	295,059
Biohaven Pharmaceutical Holding Co., Ltd.(a)	5,536	769,006
Bioxcel Therapeutics, Inc.(a)(b)	9,540	289,539
Blueprint Medicines Corp.(a)	7,357	756,373

Company	Shares	U.S. $ Value

Coherus Biosciences, Inc.(a)	24,771	$398,070
Erasca, Inc.(a)	13,386	284,051
Insmed, Inc.(a)	19,326	532,238
Instil Bio, Inc.(a)	20,669	369,458
Intellia Therapeutics, Inc.(a)	6,650	892,097
iTeos Therapeutics, Inc.(a)	13,229	357,183
Legend Biotech Corp. (ADR)(a)	10,582	535,026
Praxis Precision Medicines, Inc.(a)	15,940	294,731
Recursion Pharmaceuticals, Inc.(a)	15,660	360,337
Relay Therapeutics, Inc.(a)	12,125	382,301
Turning Point Therapeutics, Inc. - Class I(a)	5,707	379,116
Twist Bioscience Corp.(a)	7,900	845,063
Ultragenyx Pharmaceutical, Inc.(a)	4,903	442,202
Vir Biotechnology, Inc.(a)	11,352	494,039
Y-mAbs Therapeutics, Inc.(a)	13,035	372,019
Zentalis Pharmaceuticals, Inc.(a)	8,866	590,830

		11,837,898

Health Care Equipment & Supplies – 4.9%
AtriCure, Inc.(a)	14,780	1,027,949
Figs, Inc.(a) (b)	18,516	687,684
Outset Medical, Inc.(a) (b)	21,611	1,068,448
Sight Sciences, Inc.(a)	12,166	276,168
Silk Road Medical, Inc.(a)	14,732	810,702
Treace Medical Concepts, Inc.(a)	17,996	484,093

		4,355,044

Health Care Providers & Services – 2.0%
Certara, Inc.(a)	22,798	754,614
LHC Group, Inc.(a)	6,420	1,007,362

		1,761,976

Health Care Technology – 1.1%
Health Catalyst, Inc.(a)	19,982	999,300

Life Sciences Tools & Services – 1.5%
Repligen Corp.(a)	4,480	1,294,675

Pharmaceuticals – 0.6%
Revance Therapeutics, Inc.(a)	17,525	488,246

		20,737,139

Industrials – 15.6%
Aerospace & Defense – 1.1%
Axon Enterprise, Inc.(a)	5,520	966,111

Building Products – 2.3%
AZEK Co., Inc. (The)(a)	23,239	848,921
Simpson Manufacturing Co., Inc.	11,450	1,224,806

		2,073,727

Company	Shares	U.S. $ Value

Commercial Services & Supplies – 1.9%
Tetra Tech, Inc.	10,980	$1,639,753

Construction & Engineering – 1.1%
Hayward Holdings, Inc.(a)	41,918	932,256

Machinery – 6.1%
Chart Industries, Inc.(a)	7,278	1,390,898
Hydrofarm Holdings Group, Inc.(a)	21,243	804,047
ITT, Inc.	11,064	949,734
John Bean Technologies Corp.	9,078	1,275,913
Middleby Corp. (The)(a)	5,760	982,138

		5,402,730

Professional Services – 0.2%
Insperity, Inc.	1,263	139,865

Road & Rail – 1.6%
Saia, Inc.(a)	5,940	1,413,898

Trading Companies & Distributors – 1.3%
SiteOne Landscape Supply, Inc.(a)	5,858	1,168,495

		13,736,835

Consumer Discretionary – 15.5%
Auto Components – 1.4%
Fox Factory Holding Corp.(a)	8,911	1,287,996

Hotels, Restaurants & Leisure – 5.0%
Hilton Grand Vacations, Inc.(a)	25,330	1,204,948
Planet Fitness, Inc.(a)	9,224	724,545
Texas Roadhouse, Inc. - Class A	13,060	1,192,770
Wingstop, Inc.	7,816	1,281,277

		4,403,540

Household Durables – 2.2%
Lovesac Co. (The)(a)	11,971	791,163
Skyline Champion Corp.(a)	19,140	1,149,549

		1,940,712

Internet & Direct Marketing Retail – 0.1%
RealReal, Inc. (The)(a)	7,765	102,342

Multiline Retail – 1.3%
Driven Brands Holdings, Inc.(a)	39,102	1,129,657

Specialty Retail – 5.5%
Five Below, Inc.(a)	4,812	850,810
Floor & Decor Holdings, Inc. - Class A(a)	8,980	1,084,694
Lithia Motors, Inc. - Class A	3,148	998,042
National Vision Holdings, Inc.(a)	17,880	1,015,048
Sleep Number Corp.(a)	9,709	907,597

		4,856,191

		13,720,438

Company	Shares	U.S. $ Value

Financials – 9.6%
Banks – 2.5%
First Financial Bankshares, Inc.	28,700	$1,318,765
Live Oak Bancshares, Inc.	14,400	916,272

		2,235,037

Capital Markets – 3.4%
Houlihan Lokey, Inc.	12,850	1,183,485
StepStone Group, Inc.	13,900	592,696
Stifel Financial Corp.	17,315	1,176,728

		2,952,909

Consumer Finance – 0.5%
Fisker, Inc.(a)	26,580	389,397

Insurance – 3.2%
Inari Medical, Inc.(a)	12,043	976,687
Ryan Specialty Group Holdings, Inc.(a)	27,148	919,503
Trupanion, Inc.(a)	12,299	955,263

		2,851,453

		8,428,796

Consumer Staples – 2.2%
Food & Staples Retailing – 0.8%
Chefs’ Warehouse, Inc. (The)(a)	23,462	764,157

Food Products – 1.4%
Freshpet, Inc.(a)	5,881	839,160
Vital Farms, Inc.(a)	20,969	368,425

		1,207,585

		1,971,742

Materials – 2.2%
Chemicals – 1.1%
Element Solutions, Inc.	44,970	974,950

Containers & Packaging – 1.1%
Ranpak Holdings Corp.(a)	34,643	929,125

		1,904,075

Energy – 1.6%
Energy Equipment & Services – 0.5%
ChampionX Corp.(a)	20,380	455,697

Oil, Gas & Consumable Fuels – 1.1%
Matador Resources Co.	26,300	1,000,452

		1,456,149

Total Common Stocks (cost $61,353,399)		86,526,148

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.3%
Investment Companies – 2.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $2,014,319)	2,014,319	$2,014,319

Total Investments Before Security Lending Collateral for Securities Loaned – 100.3% (cost $63,367,718)		88,540,467

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $356,080)	356,080	356,080

Total Investments – 100.7% (cost $63,723,798)(f)		88,896,547
Other assets less liabilities – (0.7)%		(649,350)

Net Assets – 100.0%		$88,247,197

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of September 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $26,216,158 and gross unrealized depreciation of investments was $(1,043,409), resulting in net unrealized appreciation of $25,172,749.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

September 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$86,526,148	$—	$—	$86,526,148
Short-Term Investments	2,014,319	—	—	2,014,319
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	356,080	—	—	356,080

Total Investments in Securities	88,896,547	—	—	88,896,547
Other Financial Instruments(b)	—	—	—	—

Total	$88,896,547	$—	$—	$88,896,547

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2021 is as follows:

Fund	Market Value 12/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,072	$29,076	$29,134	$2,014	$0	**
Government Money Market Portfolio*	1,351	12,598	13,593	356	0	**
Total	$3,423	$41,674	$42,727	$2,370	$0	**

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.